Schedule II - VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Allowance for doubtful accounts and revenue reserves	Dec. 31, 2011 Allowance for doubtful accounts and revenue reserves	Dec. 31, 2010 Allowance for doubtful accounts and revenue reserves	Dec. 31, 2012 Magazine publishing allowance for newsstand returns	Dec. 31, 2012 Sales returns accrual	Dec. 31, 2011 Sales returns accrual	Dec. 31, 2010 Sales returns accrual	Dec. 31, 2012 Deferred tax valuation allowance	Dec. 31, 2011 Deferred tax valuation allowance	Dec. 31, 2010 Deferred tax valuation allowance	Dec. 31, 2012 Other reserves	Dec. 31, 2011 Other reserves	Dec. 31, 2010 Other reserves	Dec. 31, 2009 Other reserves
Description
Balance at Beginning of Period	$ 7,309	$ 8,848	$ 10,515		$ 1,020	$ 913	$ 873	$ 45,084	$ 40,266	$ 35,331	$ 1,925	$ 2,119	$ 1,555	$ 2,666
Charges to Earnings	12,237	8,898	9,013	10,426	17,728	16,573	14,026	9,320	5,732	4,511
Charges to Other Accounts	654	(329)	81	33				6,379	(914)	424
Deductions	(11,425)	(10,108)	(10,761)	(8,146)	(17,504)	(16,466)	(13,986)
Balance at End of Period	$ 8,775	$ 7,309	$ 8,848	$ 2,313	$ 1,244	$ 1,020	$ 913	$ 60,783	$ 45,084	$ 40,266	$ 1,925	$ 2,119	$ 1,555	$ 2,666